Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Commitments and Contingencies
25.	Commitments and Contingencies

(a)	Litigation

The Company is a party to legal proceedings and claims which arise during the ordinary course of business. It reviews its legal proceedings and claims, conducts regulatory reviews and inspections, and reviews other legal matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. The Company establishes provisions for those contingencies when the incurrence of a loss is probable and can be reasonably estimated, and the Company discloses the amount provided for and the amount of a reasonably possible loss in excess of the amount provided for, if such disclosure is necessary for its financial statements not to be misleading. The Company does not record a provision when the likelihood of loss being incurred is probable, but the amount cannot be reasonably estimated, or when the loss is believed to be only reasonably possible or remote. The Company’s assessment of whether a loss is reasonably possible or probable is based on its assessment and consultation with legal counsel regarding the ultimate outcome of the matter following all appeals. After taking into consideration legal counsel’s evaluation of such actions, management is of the opinion that their outcome will not have a significant effect on the Company’s consolidated financial statements, other than the amount already provided for.

Breakdown of and changes in provisions whose unfavorable outcome is probable are as follows:

	Labor		Civil		Tax		Total
	BRL		BRL		BRL		BRL
As of December 31, 2015	R$	1,378	R$	1,313	R$	1,238	R$	3,929
Additions		570		3,946		2,217		6,733
Payments		(1,456)		(4,029)		—		(5,485)

As of December 31, 2016	R$	492	R$	1,230	R$	3,455	R$	5,177

	Labor		Civil		Tax		Total		Total
	BRL		BRL		BRL		BRL		USD
As of December 31, 2016	R$	492	R$	1,230	R$	3,455	R$	5,177	U$	1,565
Additions		383		3,039		7,222		10,644		3,218
Payments		(52)		(3,246)		—		(3,298)		(997)

As of December 31, 2017	R$	823	R$	1,023	R$	10,677	R$	12,523	U$	3,786

Labor claims presented above are related to different matters, such as overtime and salary equalization. Labor lawsuits are not individually significant.

Civil claims are related to the Company’s ordinary course of operations, and generally relate to consumer claims. None of these lawsuits have significant amounts under dispute.

The Company has a tax claim related to challenging Brazilian tax authorities’ interpretation that retailers of imported goods are subject to paying additional sales taxes on manufactured products (“IPI”) and PIS and COFINS on financial income.

In September 2017, the Company received a tax assessment amounting to R$89,013 from the Brazilian tax authorities, asserting that the Company had unduly considered PIS and COFINS tax credits related to marketing and information technology services, effectively reducing the PIS and COFINS payable calculation basis. The Company’s assessment, supported by external lawyers, is that the risk of loss of this case is possible and therefore no provision has been recognized in relation to this claim.

(b)	Judicial deposits

In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. These judicial deposits may be required for claims whose likelihood of loss was analyzed by the Company, grounded on the opinion of its legal advisors as a probable, possible or remote loss.

Until the case is settled, the judicial deposits amounts accrues interest at Brazil’s official short-term interest rate (SELIC).

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
VAT taxes Brazil (PIS and COFINS)[1]	R$	67,548	R$	94,909	US$	28,691
PIS and COFINS on financial income[1]		1,139		2,558		773
Tax on manufactured products (IPI)[2]		2,192		7,489		2,264
Other		938		1,958		592

Total judicial deposits		71,817		106,914		32,320

(1)	Contribution tax on gross revenue for social integration program (PIS) and social security financing (COFINS)

The Company is involved in disputes related to:

i)	Exclusion of VAT tax (ICMS) from PIS and COFINS calculation basis, which started in November 2014. On March 15, 2017, the Brazilian Federal Supreme Court decided for the unconstitutionality of considering the inclusion of the VAT tax (ICMS) from PIS and COFINS calculations basis. Based on this decision, the Company’s lawyers changed the estimate of chance of losing of this legal dispute from possible at December 31, 2016 to remote at December 31, 2017. The Company has not recorded a provision for this proceeding since its lawyers estimate the chance of losing this legal dispute as remote.

Since August of 2017, the Brazilian tax authority has ceased the obligation to make the judicial deposit. The Company is currently waiting the court to define which procedures are necessary to refund the judicial deposit.

ii)	A constitutional challenge on the imposition of PIS and COFINS on financial income.

(2) Tax on manufactured products (IPI)

The Company is involved in disputes related to the levy of taxes on manufactured products (IPI) over products it sells and obtained a preliminary injunction allowing it not to pay IPI on imports and sales of goods since it is a trading company.

(c)	Operating Leases

The Company has operating leases on a number of buildings where its distribution centers and administrative headquarters are located with third parties in arm’s length conditions. The agreements mature on different date and are annually indexed to the General Market Price Index (IGP-M). The future minimum payments of non-cancellable operating leases are presented below:

	BRL		USD
Up to one year	R$	31,409	US$	9,495
One to five years		101,484		30,678
More than five years		70,621		21,348

Total	R$	203,514	US$	61,521

During the years ended December 31, 2015, 2016 and 2017, the Company recorded total operating lease expenses of R$21,542, R$28,978 and R$29,578 (US$8,941), respectively.

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